Intangible assets, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets, net
Gross	36,864	36,132
Accumulated Amortization	(24,136)	(21,709)
Net	12,728	14,423
Amortization of acquired intangible assets	2,427	3,018	4,572
Future amortization expense
2015	2,046
2016	2,046
2017	2,046
2018	2,046
2019	2,046
Technical know-how
Intangible assets, net
Gross	9,000	9,000
Accumulated Amortization	(9,000)	(9,000)
Customer relationship
Intangible assets, net
Gross	3,191	3,191
Accumulated Amortization	(1,968)	(1,329)
Net	1,223	1,862
Purchased software and others
Intangible assets, net
Gross	24,673	23,941
Accumulated Amortization	(13,168)	(11,380)
Net	11,505	12,561